PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Sep. 23, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Quoted borrowing costs capitalised	$ 40.5	$ 24.0
Borrowing costs capitalized, weighted average interest rate	5.80%	6.42%
5.75% senior notes | Fixed interest rate
Disclosure of detailed information about property, plant and equipment [line items]
Interest rate	5.75%	5.75%	5.75%
Mining properties
Disclosure of detailed information about property, plant and equipment [line items]
Mining properties, stripping costs capitalized	$ 276.3	$ 230.8
Mining properties, stripping costs capitalized during period	127.3	86.0
Mining properties, stripping costs, depreciation expense	$ 81.8	$ 66.5